Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of consolidated statements of operations
(in thousands)	For the twelve months ended December 31, 2021
	Prior to change	Effect of Change	As Adjusted
Cost of revenues	$41,553	$2,323	$43,876
General and administrative	39,401	(2,323)	37,078
Gross profit	11,299	(2,323)	8,976

Schedule of revenue by major type
	(in thousands)
	Year ended December 31,
	2022	2021
Brand sponsorships	$42,096	$24,867
Content	14,497	16,068
Consumer products	3,455	5,751
Esports	9,385	5,846
Other	588	320
Total revenue	$70,021	$52,852